Short-Term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Investment [Line Items]
Short-term investments	¥ 335		¥ 1,023		$ 46
Interest income, net	¥ 4,462	$ 611	¥ 6,668	¥ 23,088
Investment, Type [Extensible Enumeration]	Short-Term Investments [Member]		Short-Term Investments [Member]	Short-Term Investments [Member]	Short-Term Investments [Member]
Impairment of investment	¥ 120,642	16,528	¥ 534,826	¥ 261,835
Other Expense [Member]
Investment [Line Items]
Investment, Type [Extensible Enumeration]	Short-Term Investments [Member]		Short-Term Investments [Member]	Short-Term Investments [Member]	Short-Term Investments [Member]
Impairment of investment	¥ 5	$ 1	¥ 548	¥ 714